EQUITY (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	2,107,413	2,137,783
Weighted Average remaining contractual Term (in years)	4 years 2 months 1 day
Weighted average exercise price	$ 9.49
Options Exercisable	783,663
Weighted Average Exercise price of Options Exercisable	$ 7.05
Ranges of Exercise Price 1.08-1.68 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	1.08
Ranges of exercise price, maximum	$ 1.68
Options outstanding	46,158
Weighted Average remaining contractual Term (in years)	3 years 4 months 13 days
Weighted average exercise price	$ 0.71
Options Exercisable	25,703
Weighted Average Exercise price of Options Exercisable	$ 56,038
Ranges of Exercise Price 3.14 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	$ 3.14
Options outstanding	126,200
Weighted Average remaining contractual Term (in years)	11 months 1 day
Weighted average exercise price	$ 3.14
Options Exercisable	126,200
Weighted Average Exercise price of Options Exercisable	$ 2,308
Ranges of Exercise Price 4.32-5.13 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	4.32
Ranges of exercise price, maximum	$ 5.13
Options outstanding	47,500
Weighted Average remaining contractual Term (in years)	1 year 6 months 18 days
Weighted average exercise price	$ 4.45
Options Exercisable	47,500
Weighted Average Exercise price of Options Exercisable	$ 55,397
Ranges of Exercise Price 5.87-6.52 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	5.87
Ranges of exercise price, maximum	$ 6.52
Options outstanding	122,500
Weighted Average remaining contractual Term (in years)	2 years 1 month 2 days
Weighted average exercise price	$ 5.99
Options Exercisable	107,500
Weighted Average Exercise price of Options Exercisable	$ 0
Ranges of Exercise Price 7.01-7.28 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	7.01
Ranges of exercise price, maximum	$ 7.28
Options outstanding	88,010
Weighted Average remaining contractual Term (in years)	2 years 3 months
Weighted average exercise price	$ 7.18
Options Exercisable	61,760
Weighted Average Exercise price of Options Exercisable	$ 0
Ranges of Exercise Price 8.02-9.01 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	8.02
Ranges of exercise price, maximum	$ 9.01
Options outstanding	320,455
Weighted Average remaining contractual Term (in years)	3 years 5 months 8 days
Weighted average exercise price	$ 8.08
Options Exercisable	200,000
Weighted Average Exercise price of Options Exercisable	$ 0
Ranges of Exercise Price 9.38-9.53 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	9.38
Ranges of exercise price, maximum	$ 9.53
Options outstanding	200,000
Weighted Average remaining contractual Term (in years)	4 years 18 days
Weighted average exercise price	$ 9.47
Options Exercisable	100,000
Weighted Average Exercise price of Options Exercisable	$ 0
Ranges of Exercise Price 10.38 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	$ 10.38
Options outstanding	147,500
Weighted Average remaining contractual Term (in years)	3 years 7 months 2 days
Weighted average exercise price	$ 10.38
Options Exercisable	72,500
Weighted Average Exercise price of Options Exercisable	$ 55,397
Ranges of Exercise Price 11.01-11.65 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	11.01
Ranges of exercise price, maximum	$ 11.65
Options outstanding	855,000
Weighted Average remaining contractual Term (in years)	5 years 6 months 14 days
Weighted average exercise price	$ 11.58
Options Exercisable	20,000
Weighted Average Exercise price of Options Exercisable	$ 0
Ranges of Exercise Price 12.23-13.70 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	12.23
Ranges of exercise price, maximum	$ 13.70
Options outstanding	195,000
Weighted Average remaining contractual Term (in years)	5 years 11 days
Weighted average exercise price	$ 12.59
Options Exercisable	22,500
Weighted Average Exercise price of Options Exercisable	$ 0